Stock Based Compensation (Summary Of Nonvested (Restricted) Shares Activity) (Detail) (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	2,499,293	2,499,293
Number of Shares, Vested	1,592,965
Number of Shares, Cancelled
Number of Shares, Non-vested shares at end of year	906,328	906,328
Weighted Average Grant Date Fair Value, Granted	$ 1.05
Weighted Average Grant Date Fair Value, Vested	$ 1.05
Weighted Average Grant Date Fair Value, Cancelled	$ 1.05
Weighted Average Grant Date Fair Value, Non-vested shares at end of year	$ 1.05	$ 1.05